UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000
                                                  ------------------------------

Check here if Amendment       [ ]; Amendment Number:
                                                    ---------------

     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street, Suite 2810
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          Chicago, IL  60606
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Form 13F File Number:         28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward E. Sammons, Jr.
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Title:    President
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Phone:    (312) 214-6590
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Signature, Place, and Date of Signing:

/s/ Edward E. Sammons, Jr.       Chicago, IL            5/9/2000
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Signature                        City, State            Date

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               NONE
                                                            ---------------
Form 13F Information Table Entry Total:                           28
                                                            ---------------
Form 13F Information Table Value Total:                    $    161,207
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                                                              (thousands)

      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Abbott Laboratories         common   002824100   5,454   155,000               X                                  X
Albertsons Inc              common   013104104   4,650   150,000               X                                  X
American Express            common   025816109   2,606    17,500               X                                  X
Automatic Data Processing   common   053015103   7,238   150,000               X                                  X
Berkshire Hathaway          common   084670108   3,432        60               X                                  X
Campbell Soup Company       common   134429109   2,768    90,000               X                                  X
Cintas Corp                 common   172908105   7,642   195,000               X                                  X
Clorox Co                   common   189054109   5,525   170,000               X                                  X
Coca-Cola Company           common   191216100   5,398   115,000               X                                  X
Emerson Electric Co         common   291011104   7,931   150,000               X                                  X
Fannie Mae                  common   313586109   6,773   120,000               X                                  X
Freddie Mac                 common   313400301   7,070   160,000               X                                  X
Gannett Co Inc              common   364730101   6,334    90,000               X                                  X
Gap Inc                     common   364760108   8,468   170,000               X                                  X
Gillette Co                 common   375766102   5,842   155,000               X                                  X


      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6          COLUMN 7         COLUMN 8

                                                                                  INVESTMENT
                                                                                  DISCRETION                      VOTING AUTHORITY
                                                                                  ----------                      ----------------
                           TITLE OF             VALUE    SHRS OR  SH/  PUT/        SHARED  SHARED     OTHER
   NAME OF ISSUER           CLASS      CUSIP   (X$1000)  PRN AMT  PRN  CALL   SOLE DEFINED  OTHER    MANAGERS    SOLE  SHARED  NONE
   --------------           -----      -----   --------  -------  ---  ----   ---- ------- ------    --------    ----  ------  ----
Int'l Flavors & Fragrances  common   459506101   3,156    90,000               X                                  X
Intel Corp                  common   458140100   7,257    55,000               X                                  X
Interpublic Group of Cos    common   460690100   6,851   145,000               X                                  X
Johnson & Johnson           common   478160104   6,481    92,500               X                                  X
M&T Bank Corp               common   55261F104   3,126     7,000               X                                  X
McDonald's Corp             common   580135101   4,508   120,000               X                                  X
Merck & Co                  common   589331107   5,902    95,000               X                                  X
Microsoft Corp              common   594918104   8,288    78,000               X                                  X
Pitney Bowes Inc            common   724479100   6,703   150,000               X                                  X
Sysco Corporation           common   871829107   6,424   180,000               X                                  X
Wal-Mart Stores             common   931142103   6,660   120,000               X                                  X
Walgreen Company            common   931422109   2,575   100,000               X                                  X
Wrigley Wm Jr Co            common   982526105   6,145    80,000               X                                  X
COLUMN TOTALS                                  161,207